UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Brian C. Broderick
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-11136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch  Boston, MA	11/02/2009
[Signature]	  [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all
holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	6

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	66778720

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-5362		John M. Cornish
2	28-06281	Michael B. Elefante
3	28-11134	Stephen W. Kidder (35) *
4	28-06167	Lawrence T. Perera
5	28-06165	Michael J. Puzo
6	28-10379	Kurt F. Somerville

* Refers to manager number on attached detail in item 7.

AS OF SEPTEMBER 30, 2009     FORM 13F    SEC FILE # BRIAN C BRODERICK / 28-11136



ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED          000375204      1653801      82525           XX                         47625   2000
                          ADR                                                            XX       35                32900

AT&T INC                  COMMON STOCK       00206R102       285144      10557           XX                          8709
                                                                                         XX       35                 1848

ABBOTT LABS               COMMON STOCK       002824100      1689054      34143           XX                         19843   1800
                                                                                         XX       35                12500

ANADARKO PETROLEUM        COMMON STOCK       032511107       321930       5132           XX                          3736
CORP                                                                                     XX       35                 1396

APPLIED MATERIALS INC     COMMON STOCK       038222105       562629      42050           XX                         21700   1000
                                                                                         XX       35                19350

APTARGROUP INC            COMMON STOCK       038336103      2236668      59868           XX                         33398    400
                                                                                         XX       35                26070

AUTOMATIC DATA            COMMON STOCK       053015103       589146      14991           XX                          9291    100
PROCESSING                                                                               XX       35                 5600

B P PLC ADR               COMMON STOCK       055622104       912682      17146           XX                          6703    300
                                                                                         XX       35                10143

BAXTER INT'L INC          COMMON STOCK       071813109       321422       5638           XX                          2000
                                                                                         XX       35                 3638

BRISTOL MYERS             COMMON STOCK       110122108       278370      12361           XX                          9921
SQUIBB CO                                                                                XX       35                 2440

CVS CAREMARK              COMMON STOCK       126650100      1257155      35175           XX                         17275   1300
CORPORATION                                                                              XX       35                16600

CANADIAN NATIONAL         COMMON STOCK       136375102      2922939      59664           XX                         32666   2450
RAILWAY CO                                                                               XX       35                24548

CATERPILLAR INC           COMMON STOCK       149123101       848177      16524           XX                         16524

CHEVRON CORP              COMMON STOCK       166764100      1170969      16626           XX                          9976
                                                                                         XX       35                 6650

CHUBB CORPORATION         COMMON STOCK       171232101       342788       6800           XX                          6800

CISCO SYS INC             COMMON STOCK       17275R102      1117185      47459           XX                         31429   2000
                                                                                         XX       35                14030

CITIGROUP INC             COMMON STOCK       172967101        93983      19418           XX       35                19418

COCA COLA CO              COMMON STOCK       191216100       260445       4850           XX       35                 4850

CONOCOPHILLIPS            COMMON STOCK       20825C104       394789       8742           XX                          6821   1200
                                                                                         XX       35                  721

DEERE & COMPANY           COMMON STOCK       244199105       962481      22425           XX                          9550    200
                                                                                         XX       35                12675

DEVON ENERGY CORP         COMMON STOCK       25179M103       341700       5075           XX                          1440
                                                                                         XX       35                 3635

E I DU PONT DE            COMMON STOCK       263534109       859295      26736           XX                         22448   1000
NEMOURS & CO                                                                             XX       35                 3288

E M C CORP                COMMON STOCK       268648102      1383835      81211           XX                         48672   2000
                                                                                         XX       35                30539

EMERSON ELECTRIC CO       COMMON STOCK       291011104      2838466      70820           XX                         40685   2500
                                                                                         XX       35                27635

ENCANA CORP               COMMON STOCK       292505104      3279853      56932           XX                         36167   2425
                                                                                         XX       35                18340

EXXON MOBIL CORP          COMMON STOCK       30231G102      5968727      86995           XX                         61476   1700
                                                                                         XX       35                23819

FRONTIER COMMUNICATIONS   COMMON STOCK       35906A108        94710      12561           XX                         12561
CORP

GENERAL ELECTRIC CO       COMMON STOCK       369604103      1862783     113446           XX                         75901   6400
                                                                                         XX       35                31145

HELMERICH & PAYNE INC     COMMON STOCK       423452101       544526      13775           XX                          3925    800
                                                                                         XX       35                 9050

HEWLETT PACKARD CO        COMMON STOCK       428236103       206544       4375           XX                          3075    500
                                                                                         XX       35                  800

HOME DEPOT INC            COMMON STOCK       437076102       207792       7800           XX                          6800   1000

HONEYWELL INTERNATIONAL   COMMON STOCK       438516106       249574       6718           XX                          5218   1500
INC

INTEL CORPORATION         COMMON STOCK       458140100      2780290     142069           XX                         98484   3300
                                                                                         XX       35                40285

INTL BUSINESS MACHINES    COMMON STOCK       459200101      1157107       9674           XX                          7874   1000
                                                                                         XX       35                  800

JOHNSON & JOHNSON         COMMON STOCK       478160104      4653702      76428           XX                         55613   2900
                                                                                         XX       35                17915

KIMBERLY CLARK CORP       COMMON STOCK       494368103       247716       4200           XX                          4200

LIFE TECHNOLOGIES CORP    COMMON STOCK       53217V109       376124       8080           XX                          2820
                                                                                         XX       35                 5260

ELI LILLY & CO.           COMMON STOCK       532457108       233951       7083           XX                          5583   1500

MCDONALD'S CORP           COMMON STOCK       580135101       262522       4600           XX                          4000
                                                                                         XX       35                  600

MERCK & CO INC            COMMON STOCK       589331107      1211587      38305           XX                         19800   1425
                                                                                         XX       35                17080

MICROSOFT CORP            COMMON STOCK       594918104       663602      25801           XX                         16294    600
                                                                                         XX       35                 8907

MONSANTO CO NEW           COMMON STOCK       61166W101       594974       7687           XX                          3977
                                                                                         XX       35                 3710

NOKIA CORP ADR A          COMMON STOCK       654902204       162267      11099           XX                         10224    200
                                                                                         XX       35                  675

NOVARTIS AG ADR           COMMON STOCK       66987V109      2193041      43530           XX                         24725   1300
                                                                                         XX       35                17505

ORACLE CORP               COMMON STOCK       68389X105       721814      34636           XX                         23966    500
                                                                                         XX       35                10170

PEPSICO INC               COMMON STOCK       713448108      1405259      23956           XX                         13356     50
                                                                                         XX       35                10550

PFIZER INC                COMMON STOCK       717081103       177747      10740           XX                          9440   1300

PORTLAND GENERAL          COMMON STOCK       736508847       347072      17600           XX                         11300
ELECTRIC CO                                                                              XX       35                 6300

PROCTER & GAMBLE CO       COMMON STOCK       742718109      4137573      71436           XX                         45131   3600
                                                                                         XX       35                22705

ROCKWELL AUTOMATION       COMMON STOCK       773903109       252362       5924           XX                          5924
INC

ROCKWELL COLLINS INC      COMMON STOCK       774341101       300939       5924           XX                          5924

SAN JUAN BASIN            COMMON STOCK       798241105       371151      20551           XX                         15251   1300
ROYALTY TRUST                                                                            XX       35                 4000

SCHLUMBERGER LTD          COMMON STOCK       806857108       332687       5582           XX                          4374
                                                                                         XX       35                 1208

SIGMA ALDRICH CORP        COMMON STOCK       826552101       690944      12800           XX                         11600
                                                                                         XX       35                 1200

SIMS METAL                SPONSORED          829160100       820817      41185           XX                         20450    300
MANAGEMENT LTD            ADR                                                            XX       35                20435

STATE STREET CORP         COMMON STOCK       857477103       321859       6119           XX                          2059
                                                                                         XX       35                 4060

3 M COMPANY               COMMON STOCK       88579Y101      3442401      46645           XX                         31360   1300
                                                                                         XX       35                13985

UNION PACIFIC CORP        COMMON STOCK       907818108      1081809      18540           XX                         14828
                                                                                         XX       35                 3712

UNITED TECHNOLOGIES       COMMON STOCK       913017109       493533       8100           XX                          8100

V F CORP                  COMMON STOCK       918204108       428062       5910           XX                          5910

WYETH                     COMMON STOCK       983024100       408072       8400           XX                           500
                                                                                         XX       35                 7900

COVIDIEN PLC              COMMON STOCK       G2554F105       448174      10360           XX                          3225    500
                                                                                         XX       35                 6635